Commitments and Contingencies (Details Narrative) - Employment Services Agreements [Member] - USD ($)	Jan. 02, 2020	Dec. 19, 2017
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Officer's compensation		$ 150,000
Officer's salary	$ 200,000